Fair Value Measurements (Details) - Schedule of Assets Measured at Fair Value on Recurring Basis - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets:
Marketable securities held in Trust Account	$ 37,746,019	$ 117,254,670